Operating Segment Information - Schedule of Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Segment assets
Total assets	$ 1,804,815	$ 1,464,076
Segment liabilities
Total liabilities	872,360	624,987
Media and entertainment [Member]
Segment assets
Total assets	122,697	126,874
Segment liabilities
Total liabilities	2,899	1,866
Hotel operation, hospitality and VIP services [Member]
Segment assets
Total assets	977,982	595,474
Segment liabilities
Total liabilities	92,094	70,519
Strategic investments [Member]
Segment assets
Total assets	516,972	494,524
Total segment assets [Member]
Segment assets
Total assets	1,617,651	1,216,872
Unallocated corporate assets [Member]
Segment assets
Total assets	187,164	247,204
Total segment liabilities [Member]
Segment liabilities
Total liabilities	94,993	72,385
Unallocated corporate liabilities [Member]
Segment liabilities
Total liabilities	$ 777,367	$ 552,602